Trading assets and liabilities	12 Months Ended
Dec. 31, 2021
Trading assets and liabilities
Trading assets and liabilities

13 Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value and classified as held-for- trading. Financial instruments are classified as held for trading if they are held for the purpose of selling or repurchasing them in the short term, to make a spread between purchase and sale price or held to take advantage of movements in prices and yields.

For accounting policy information see Accounting policies note 10.

	2021	2020
Assets	£m	£m
Loans
Reverse repos	20,742	19,404
Collateral given	12,047	18,760
Other loans	1,414	1,611
Total loans	34,203	39,775
Securities
Central and local government
- UK	6,919	4,184
- US	3,329	5,149
- other	10,929	16,436
Financial institutions and corporate	3,778	3,446
Total securities	24,955	29,215
Total	59,158	68,990
Liabilities
Deposits
Repos	19,389	19,036
Collateral received	17,718	23,229
Other deposits	1,553	1,804
Total deposits	38,660	44,069
Debt securities in issue	974	1,408
Short positions	24,964	26,779
Total	64,598	72,256